Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Current Assets [Abstract]
Summary of other current assets
	December 31
	2018	2017
	USD in thousands

Institutions	163	56
Prepaid expenses*	85	225
Advances to suppliers	72	9
Other	84	-
	404	290

*	Such amount includes materials that were used to manufacture MUSE systems and MUSE systems which were intended for testing, training, demonstrations and promotional activities aggregated to USD 27 thousand and USD 177 thousand as of December 31, 2018 and 2017, respectively.